UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21341

Name of Fund: BlackRock Credit Allocation Income Trust I, Inc. (PSW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit

            Allocation Income Trust I, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Credit Allocation Income Trust I, Inc. (PSW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Asset-Backed Securities
321 Henderson Receivables I LLC,
Series 2012-1A, Class A, 4.21%,
2/16/65 (a)	USD	249	$254,780
American Airlines Pass-Through
Trust, Series 2011-2, Class A,
8.63%, 4/15/23		112	117,464
Atrium CDO Corp., Series 5A, Class
A4, 0.86%, 7/20/20 (a)(b)		650	547,625
Continental Airlines Pass-Through
Certificates, Series 2009-2,
Class B, 9.25%, 11/10/18		293	321,102
SLM Student Loan Trust, Series
2004-B, Class A2, 0.67%,
6/15/21 (b)		443	428,942

Total Asset-Backed Securities – 1.5%			1,669,913

Corporate Bonds
Aerospace & Defense – 0.9%
BE Aerospace, Inc., 5.25%, 4/01/22		400	420,000
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		150	159,750
7.13%, 3/15/21		140	150,325
Kratos Defense & Security Solutions,
Inc., 10.00%, 6/01/17		282	303,150

			1,033,225

Airlines – 0.2%
Delta Air Lines, Inc., Series 2002-1,
Class G-1, 6.72%, 7/02/24		260	280,719

Auto Components – 1.7%
Delphi Corp., 6.13%, 5/15/21		130	141,863
Icahn Enterprises LP:
7.75%, 1/15/16		140	147,175
8.00%, 1/15/18		560	595,000
Morgan Stanley, 5.75%, 1/25/21 (c)		1,025	1,042,855

			1,926,893

Beverages – 0.9%
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/17		225	227,244
2.50%, 7/15/22 (c)		325	331,331
Constellation Brands, Inc., 7.25%,
5/15/17		460	530,725

			1,089,300

Building Products – 0.3%
Building Materials Corp. of America (a):
7.00%, 2/15/20		85	92,650
6.75%, 5/01/21		250	273,125

			365,775

		Par (000)	Value
Corporate Bonds
Capital Markets – 3.6%
Ameriprise Financial, Inc., 5.30%,
3/15/20 (c)	USD	750	$869,421
E*Trade Financial Corp., 12.50%,
11/30/17		440	503,800
The Goldman Sachs Group, Inc. (c):
5.75%, 1/24/22		385	420,545
6.25%, 2/01/41		1,050	1,146,609
Murray Street Investment Trust I,
4.65%, 3/09/17 (d)		150	154,186
UBS AG (c):
2.25%, 1/28/14		375	379,068
5.88%, 7/15/16		650	696,634

			4,170,263

Chemicals – 1.5%
Celanese US Holdings LLC, 5.88%,
6/15/21		370	400,525
Hexion US Finance Corp., 6.63%,
4/15/20		175	178,938
Huntsman International LLC,
8.63%, 3/15/21		140	161,000
Ineos Finance Plc (a):
8.38%, 2/15/19		100	103,500
7.50%, 5/01/20		175	177,625
LyondellBasell Industries NV,
5.75%, 4/15/24		445	503,962
Solutia, Inc., 7.88%, 3/15/20		136	160,820

			1,686,370

Commercial Banks – 5.1%
Amsouth Bank, Series AI, 4.85%,
4/01/13		200	204,000
Asciano Finance Ltd., 5.00%,
4/07/18 (a)		200	210,608
Associated Banc-Corp, 5.13%,
3/28/16		515	554,906
Branch Banking & Trust Co. (b):
0.79%, 9/13/16		250	236,611
0.77%, 5/23/17		150	138,988
CIT Group, Inc.:
7.00%, 5/02/16 (a)		370	371,850
7.00%, 5/02/17 (a)		104	104,174
4.25%, 8/15/17		320	320,000
5.25%, 3/15/18		280	296,450
5.50%, 2/15/19 (a)		240	253,200
5.00%, 8/15/22		120	120,000
City National Corp., 5.25%,
9/15/20 (c)		550	595,640
Discover Bank, 8.70%, 11/18/19		300	379,261
HSBC Finance Corp., 6.68%,
1/15/21 (c)		350	390,270
Regions Financial Corp.:
4.88%, 4/26/13		600	611,250
5.75%, 6/15/15		460	490,475

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Commercial Banks (concluded)
SVB Financial Group, 5.38%,
9/15/20 (c)	USD	550	$608,373

			5,886,056

Commercial Services & Supplies – 3.9%
Aviation Capital Group Corp. (a):
7.13%, 10/15/20 (c)		2,200	2,259,349
6.75%, 4/06/21		550	551,358
Casella Waste Systems, Inc.,
7.75%, 2/15/19		169	167,733
Clean Harbors, Inc.:
7.63%, 8/15/16		288	300,240
5.25%, 8/01/20 (a)		108	111,375
Corrections Corp. of America,
7.75%, 6/01/17		775	839,422
Covanta Holding Corp., 6.38%,
10/01/22		155	166,359
Mobile Mini, Inc., 7.88%,
12/01/20		65	68,656

			4,464,492

Communications Equipment – 1.0%
Avaya, Inc., 9.75%, 11/01/15 (c)		200	156,000
Brocade Communications
Systems, Inc., 6.88%, 1/15/20 (c)		700	759,500
Hughes Satellite Systems Corp.,
6.50%, 6/15/19		100	107,500
Zayo Group LLC / Zayo Capital,
Inc., 8.13%, 1/01/20 (a)		170	179,775

			1,202,775

Construction Materials – 0.2%
HD Supply, Inc., 8.13%,
4/15/19 (a)		210	228,900

Consumer Finance – 5.5%
American Express Credit Corp.,
2.75%, 9/15/15 (c)		1,400	1,476,314
Capital One Bank USA NA, 8.80%,
7/15/19		775	998,205
Daimler Finance North America
LLC, 2.63%, 9/15/16 (a)(c)		800	832,633
Experian Finance Plc, 2.38%,
6/15/17 (a)(c)		200	202,188
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		690	767,625
8.00%, 12/15/16		245	289,580
Inmarsat Finance Plc, 7.38%,
12/01/17 (a)		420	453,600
SLM Corp., 6.25%, 1/25/16		1,180	1,250,800
Toll Brothers Finance Corp., 5.88%,
2/15/22		95	101,335

			6,372,280

		Par (000)	Value
Corporate Bonds
Containers & Packaging – 1.5%
Ardagh Packaging Finance Plc,
9.13%, 10/15/20 (a)	USD	200	$210,000
Ball Corp.:
7.13%, 9/01/16		400	434,500
6.75%, 9/15/20		505	559,287
Bemis Co., Inc., 6.80%, 8/01/19		200	245,522
Crown Americas LLC, 6.25%,
2/01/21		200	221,000
Sealed Air Corp., 8.38%,
9/15/21 (a)		30	34,200

			1,704,509

Diversified Financial Services – 9.2%
Ally Financial, Inc.:
4.50%, 2/11/14		225	232,031
8.30%, 2/12/15		390	433,387
8.00%, 11/01/31		320	383,200
Bank of America Corp. (c):
3.75%, 7/12/16		350	362,495
5.30%, 3/15/17		855	918,276
5.00%, 5/13/21		1,325	1,428,296
Citigroup, Inc. (c):
6.38%, 8/12/14		300	324,057
4.59%, 12/15/15		225	239,391
4.45%, 1/10/17		600	641,098
DPL, Inc., 7.25%, 10/15/21 (a)		255	290,062
General Electric Capital Corp.,
6.25% (b)(e)		600	613,752
General Motors Financial Co., Inc.,
6.75%, 6/01/18		120	132,117
ING Bank NV, 5.00%, 6/09/21 (a)(c)		550	591,129
Intesa Sanpaolo SpA:
2.38%, 12/21/12		800	783,452
6.50%, 2/24/21 (a)(c)		100	90,024
Moody’s Corp., 6.06%, 9/07/17		2,500	2,675,417
Reynolds Group Issuer, Inc.:
7.88%, 8/15/19		255	281,137
9.88%, 8/15/19 (a)		100	106,000
WMG Acquisition Corp., 9.50%,
6/15/16		50	54,813

			10,580,134

Diversified Telecommunication Services – 3.6%
AT&T, Inc., 6.30%, 1/15/38 (c)		1,000	1,328,267
Level 3 Financing, Inc.:
8.13%, 7/01/19		898	945,145
8.63%, 7/15/20		150	160,875
Telecom Italia Capital SA, 6.18%,
6/18/14		225	228,375
Telefonica Emisiones SAU, 5.46%,
2/16/21		310	278,999
Verizon Communications, Inc.,
7.35%, 4/01/39 (c)		660	998,628

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Diversified Telecommunication Services (concluded)
Windstream Corp., 7.88%,
11/01/17	USD	160	$175,800

			4,116,089

Electric Utilities – 2.9%
CMS Energy Corp., 5.05%,
3/15/22		275	293,166
Great Plains Energy, Inc., 5.29%,
6/15/22 (d)		375	414,483
Mirant Mid Atlantic Pass Through
Trust, Series B, 9.13%, 6/30/17		122	129,194
Nisource Finance Corp.:
6.40%, 3/15/18		250	294,375
5.25%, 2/15/43		300	327,887
Oncor Electric Delivery Co. LLC (a)(c):
4.10%, 6/01/22		300	318,951
5.30%, 6/01/42		180	204,465
Progress Energy, Inc., 7.00%,
10/30/31 (c)		1,000	1,347,698

			3,330,219

Electronic Equipment, Instruments & Components – 0.3%
Jabil Circuit, Inc., 8.25%, 3/15/18		200	240,000
NXP BV, 3.21%, 10/15/13 (b)		95	94,644

			334,644

Energy Equipment & Services – 3.4%
Atwood Oceanics, Inc., 6.50%,
2/01/20		25	26,625
Cie Generale de Geophysique -
Veritas, 6.50%, 6/01/21		200	206,000
Energy Transfer Partners LP,
5.20%, 2/01/22		700	773,524
Ensco Plc, 4.70%, 3/15/21 (c)		460	516,006
Frac Tech Services LLC, 8.13%,
11/15/18 (a)		250	253,750
Hornbeck Offshore Services, Inc.,
5.88%, 4/01/20 (a)		65	65,000
Key Energy Services, Inc., 6.75%,
3/01/21		175	175,438
MEG Energy Corp. (a):
6.50%, 3/15/21		225	233,438
6.38%, 1/30/23		50	51,188
Oil States International, Inc.,
6.50%, 6/01/19		120	126,300
Peabody Energy Corp., 6.25%,
11/15/21 (a)		370	365,375
Precision Drilling Corp., 6.50%,
12/15/21		95	98,800
Transocean, Inc.:
6.50%, 11/15/20		265	316,459
6.38%, 12/15/21		320	384,973
6.80%, 3/15/38		225	278,591

			3,871,467

		Par (000)	Value
Corporate Bonds
Food Products – 1.2%
Kraft Foods Group, Inc., 5.00%,
6/04/42 (a)	USD	300	$338,378
Kraft Foods, Inc.:
6.50%, 8/11/17		385	473,034
6.13%, 8/23/18		390	483,904
Smithfield Foods, Inc., 10.00%,
7/15/14		86	101,265

			1,396,581

Gas Utilities – 0.2%
El Paso Natural Gas Co., 8.63%,
1/15/22		165	212,649

Health Care Equipment & Supplies – 0.6%
Fresenius US Finance II, Inc.,
9.00%, 7/15/15 (a)		500	576,875
Teleflex, Inc., 6.88%, 6/01/19		115	122,187

			699,062

Health Care Providers & Services – 3.2%
Aetna, Inc., 6.75%, 12/15/37 (c)		400	553,520
Aviv Healthcare Properties LP,
7.75%, 2/15/19		105	108,544
HCA, Inc.:
8.50%, 4/15/19		55	61,978
6.50%, 2/15/20		560	625,800
7.25%, 9/15/20		195	217,913
INC Research LLC, 11.50%,
7/15/19 (a)		165	163,350
inVentiv Health, Inc. (a):
10.00%, 8/15/18		60	49,500
Tenet Healthcare Corp.:
10.00%, 5/01/18		350	406,000
8.88%, 7/01/19		250	283,438
UnitedHealth Group, Inc., 6.88%,
2/15/38 (c)		800	1,150,982

			3,621,025

Health Care Technology – 1.3%
Amgen, Inc.:
5.15%, 11/15/41 (c)		957	1,059,279
5.65%, 6/15/42		8	9,385
5.38%, 5/15/43 (c)		400	456,089

			1,524,753

Household Durables – 0.4%
Beazer Homes USA, Inc., 6.63%,
4/15/18 (a)		165	167,681
Standard Pacific Corp., 8.38%,
1/15/21		210	235,725

			403,406

Independent Power Producers & Energy Traders – 1.1%
The AES Corp.:
9.75%, 4/15/16		235	282,587
7.38%, 7/01/21 (a)		30	34,313

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Independent Power Producers & Energy Traders (concluded)
Calpine Corp., 7.25%,
10/15/17 (a)	USD	100	$108,250
Energy Future Intermediate
Holding Co. LLC, 10.00%,
12/01/20		440	484,550
Exelon Generation Co. LLC, 4.00%,
10/01/20		44	45,580
Laredo Petroleum, Inc.:
9.50%, 2/15/19		70	79,100
7.38%, 5/01/22 (a)		65	68,575
QEP Resources, Inc., 5.38%,
10/01/22		134	137,685

			1,240,640

Industrial Conglomerates – 0.3%
The ADT Corp., 4.88%, 7/15/42 (a)		295	315,619

Insurance – 6.7%
American International Group, Inc. (c):
3.80%, 3/22/17		345	358,567
8.25%, 8/15/18		150	184,802
6.40%, 12/15/20		610	713,668
Aon Corp., 5.00%, 9/30/20 (c)		1,600	1,812,659
Fairfax Financial Holdings Ltd.,
5.80%, 5/15/21 (a)		700	713,918
Forethought Financial Group, Inc.,
8.63%, 4/15/21 (a)		250	261,125
Genworth Financial, Inc., 7.63%,
9/24/21		225	220,318
ING Verzekeringen NV, 2.51%,
6/21/21 (b)	EUR	110	128,137
Manulife Financial Corp., 4.90%,
9/17/20 (c)	USD	1,000	1,082,753
MPL 2 Acquisition Canco, Inc.,
9.88%, 8/15/18 (a)		100	84,250
Principal Financial Group, Inc.,
8.88%, 5/15/19		225	299,208
Prudential Financial, Inc., 6.63%,
12/01/37 (c)		800	956,867
XL Group Ltd., 5.75%,
10/01/21 (c)		810	927,144

			7,743,416

IT Services – 1.1%
Ceridian Corp., 8.88%,
7/15/19 (a)		415	436,788
Epicor Software Corp., 8.63%,
5/01/19		160	164,000
First Data Corp.:
7.38%, 6/15/19 (a)(c)		215	224,406
8.25%, 1/15/21 (a)		20	19,950
12.63%, 1/15/21		170	171,700
SunGard Data Systems, Inc.,
7.38%, 11/15/18		170	180,625

			1,197,469

		Par (000)	Value
Corporate Bonds
Life Sciences Tools & Services – 1.9%
Bio-Rad Laboratories, Inc., 8.00%,
9/15/16	USD	865	$947,175
Life Technologies Corp., 6.00%,
3/01/20 (c)		1,000	1,195,295

			2,142,470

Machinery – 1.1%
Ingersoll-Rand Global Holding Co.,
Ltd., 9.50%, 4/15/14		800	906,717
UR Merger Sub Corp. (a):
5.75%, 7/15/18		55	57,475
7.38%, 5/15/20		140	148,050
7.63%, 4/15/22		129	137,224

			1,249,466

Media – 8.6%
AMC Networks, Inc., 7.75%,
7/15/21		90	101,925
CCH II LLC, 13.50%, 11/30/16		541	599,157
Comcast Corp., 6.30%,
11/15/17 (c)		800	983,037
Cox Communications, Inc., 8.38%,
3/01/39 (a)		800	1,204,162
CSC Holdings LLC:
8.50%, 4/15/14		160	176,400
8.63%, 2/15/19		275	322,437
DIRECTV Holdings LLC, 5.00%,
3/01/21 (c)		600	687,220
DISH DBS Corp., 7.00%, 10/01/13		450	474,187
Intelsat Jackson Holdings SA,
7.25%, 4/01/19		50	53,438
Intelsat Luxemburg SA:
11.25%, 2/04/17		210	218,400
11.50%, 2/04/17 (f)		100	104,000
The Interpublic Group of Cos., Inc.,
10.00%, 7/15/17		275	309,375
News America, Inc., 6.15%, 3/01/37		650	788,643
Time Warner Cable, Inc., 6.75%,
6/15/39		925	1,209,162
Time Warner, Inc., 7.70%,
5/01/32 (c)		950	1,320,060
Unitymedia Hessen GmbH & Co. KG (a):
8.13%, 12/01/17		363	393,855
7.50%, 3/15/19		230	243,578
Virgin Media Secured Finance Plc,
6.50%, 1/15/18		600	660,000

			9,849,036

Metals & Mining – 2.2%
AngloGold Ashanti Holdings Plc,
5.13%, 8/01/22		400	410,542
Barrick Gold Corp., 2.90%,
5/30/16 (c)		275	289,078

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2012	4

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Metals & Mining (concluded)
FMG Resources August 2006 Property
Ltd. (a):
6.88%, 2/01/18	USD	25	$25,250
6.88%, 4/01/22		20	19,950
Freeport-McMoRan Copper & Gold,
Inc., 3.55%, 3/01/22		325	328,092
Freeport-McMoRan Corp., 7.13%,
11/01/27		700	882,330
New Gold, Inc., 7.00%,
4/15/20 (a)		30	31,275
Novelis, Inc., 8.75%, 12/15/20		230	255,300
Teck Resources Ltd., 10.75%,
5/15/19		200	242,000

			2,483,817

Multi-Utilities – 1.6%
CenterPoint Energy, Inc.:
5.95%, 2/01/17		750	862,899
6.50%, 5/01/18		775	933,120

			1,796,019

Oil, Gas & Consumable Fuels – 12.3%
Alpha Natural Resources, Inc. (c):
6.00%, 6/01/19		25	21,750
6.25%, 6/01/21		35	30,275
Berry Petroleum Co., 6.38%,
9/15/22		100	106,000
BP Capital Markets Plc, 3.88%,
3/10/15 (c)		350	377,383
Chesapeake Energy Corp. (c):
6.63%, 8/15/20		115	114,425
6.13%, 2/15/21		115	112,413
Chesapeake Midstream Partners LP:
5.88%, 4/15/21		140	139,650
6.13%, 7/15/22		110	110,825
Concho Resources, Inc., 5.50%,
10/01/22		100	101,250
CONSOL Energy, Inc., 6.38%,
3/01/21		105	102,375
Copano Energy LLC, 7.13%,
4/01/21		115	119,312
DCP Midstream LLC, 4.75%,
9/30/21 (a)		85	90,246
El Paso Pipeline Partners Operating Co.
LLC:
6.50%, 4/01/20		340	399,513
5.00%, 10/01/21		125	136,350
Enbridge Energy Partners LP,
9.88%, 3/01/19		475	651,858
Energy Transfer Partners LP,
6.50%, 2/01/42		200	227,866
Energy XXI Gulf Coast, Inc., 7.75%,
6/15/19		240	252,000
Enterprise Products Operating LLC,
6.65%, 4/15/18 (c)		1,000	1,209,274

		Par (000)	Value
Corporate Bonds
Oil, Gas & Consumable Fuels (continued)
EP Energy LLC / EP Energy Finance
Inc., 6.88%, 5/01/19 (a)	USD	110	$117,425
Forest Oil Corp., 8.50%, 2/15/14		295	308,275
Kinder Morgan Energy Partners LP,
6.85%, 2/15/20		1,000	1,235,814
Kodiak Oil & Gas Corp., 8.13%,
12/01/19 (a)		45	47,925
Linn Energy LLC:
6.25%, 11/01/19 (a)		260	257,400
7.75%, 2/01/21		110	116,050
Marathon Petroleum Corp., 3.50%,
3/01/16		325	344,107
MarkWest Energy Partners LP,
6.25%, 6/15/22		125	130,937
Newfield Exploration Co.:
6.88%, 2/01/20		145	158,775
5.63%, 7/01/24		100	106,625
Nexen, Inc., 6.40%, 5/15/37		295	374,554
Oasis Petroleum, Inc.:
7.25%, 2/01/19		65	67,600
6.50%, 11/01/21		70	70,525
ONEOK Partners LP, 8.63%,
3/01/19		800	1,047,795
Petrobras International Finance Co.:
3.88%, 1/27/16		875	909,639
5.38%, 1/27/21		525	587,308
Petrohawk Energy Corp., 10.50%,
8/01/14		145	159,886
Petroleum Geo-Services ASA,
7.38%, 12/15/18 (a)		150	156,000
Phillips 66, 2.95%, 5/01/17 (a)		250	262,230
Pioneer Natural Resources Co.:
6.65%, 3/15/17		150	176,212
6.88%, 5/01/18		115	138,704
Premier Oil Plc, 5.00%, 6/09/18		825	853,875
Range Resources Corp.:
6.75%, 8/01/20		120	132,000
5.75%, 6/01/21		80	85,000
Ruby Pipeline LLC, 6.00%,
4/01/22 (a)		700	760,879
Samson Investment Co., 9.75%,
2/15/20 (a)		13	13,488
SandRidge Energy, Inc.:
7.50%, 3/15/21		45	45,900
8.13%, 10/15/22 (a)		50	52,000
SM Energy Co.:
6.63%, 2/15/19		55	56,925
6.50%, 11/15/21		80	82,800
6.50%, 1/01/23 (a)		50	51,000
Targa Resources Partners LP,
6.88%, 2/01/21		85	89,675
Tennessee Gas Pipeline Co.,
8.00%, 2/01/16		195	229,979

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2012	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
Western Gas Partners LP, 5.38%,
6/01/21	USD	350	$393,508
The Williams Cos., Inc., 8.75%,
3/15/32		170	236,554

			14,160,134

Paper & Forest Products – 2.0%
Boise Paper Holdings LLC:
9.00%, 11/01/17		30	33,525
8.00%, 4/01/20		115	129,663
International Paper Co.:
7.50%, 8/15/21		775	1,010,497
7.30%, 11/15/39		800	1,051,910
Longview Fibre Paper & Packaging, Inc.,
8.00%, 6/01/16 (a)		80	82,600

			2,308,195

Pharmaceuticals – 3.3%
Capsugel Finance Co. SCA, 9.88%,
8/01/19 (a)	EUR	100	136,574
Merck & Co., Inc., 6.50%,
12/01/33	USD	475	718,819
Pfizer, Inc., 7.20%, 3/15/39 (c)		1,380	2,232,670
Roche Holdings, Inc., 7.00%,
3/01/39 (a)(c)		420	653,197
Valeant Pharmaceuticals
International, 6.50%,
7/15/16 (a)		65	68,900

			3,810,160

Real Estate Investment Trusts (REITs) – 2.9%
AvalonBay Communities, Inc.,
6.10%, 3/15/20 (c)		800	983,626
Developers Diversified Realty Corp.:
4.75%, 4/15/18		155	164,951
7.88%, 9/01/20		175	216,092
ERP Operating LP, 5.75%,
6/15/17 (c)		800	943,061
HCP, Inc., 5.38%, 2/01/21		250	290,365
UDR, Inc., 4.25%, 6/01/18		350	381,091
Ventas Realty LP / Ventas Capital
Corp., 4.75%, 6/01/21		270	296,289

			3,275,475

Real Estate Management & Development – 0.3%
Realogy Corp. (a)(c):
7.88%, 2/15/19		120	121,200
7.63%, 1/15/20		145	155,694
Shea Homes LP, 8.63%, 5/15/19		110	119,625

			396,519

Road & Rail – 1.4%
Florida East Coast Railway Corp.,
8.13%, 2/01/17		40	42,100
The Hertz Corp., 6.75%, 4/15/19		77	80,850

		Par (000)	Value
Corporate Bonds
Road & Rail (concluded)
Norfolk Southern Corp., 6.00%,
3/15/05 (c)	USD	1,200	$1,536,929

			1,659,879

Semiconductors & Semiconductor Equipment – 0.7%
Advanced Micro Devices, Inc.,
7.75%, 8/01/20		190	199,025
KLA-Tencor Corp., 6.90%, 5/01/18		461	554,197

			753,222

Software – 0.3%
Infor US, Inc. (FKA Lawson
Software, Inc.), 9.38%,
4/01/19 (a)		140	149,800
Symantec Corp., 2.75%, 6/15/17		150	152,039

			301,839

Specialty Retail – 1.5%
AutoNation, Inc., 6.75%, 4/15/18		445	494,506
Limited Brands, Inc., 7.00%,
5/01/20		230	255,588
QVC, Inc. (a):
7.38%, 10/15/20		25	27,967
5.13%, 7/02/22		330	343,922
Sally Holdings LLC / Sally Capital,
Inc., 6.88%, 11/15/19		140	156,275
VF Corp., 5.95%, 11/01/17 (c)		350	417,014

			1,695,272

Tobacco – 2.3%
Altria Group, Inc., 10.20%,
2/06/39		937	1,623,273
BAT International Finance Plc,
3.25%, 6/07/22 (a)		325	332,710
Lorillard Tobacco Co., 3.50%,
8/04/16		600	635,714

			2,591,697

Trading Companies & Distributors – 0.2%
Doric Nimrod Air Finance Alpha
Ltd., Series 2012-1, Class A,
5.13%, 11/30/24 (a)		225	228,375

Transportation Infrastructure – 1.0%
Penske Truck Leasing Co. LP / PTL
Finance Corp. (a):
3.75%, 5/11/17		725	735,200
4.88%, 7/11/22		400	399,522

			1,134,722

Wireless Telecommunication Services – 4.9%
America Movil SAB de CV (c):
2.38%, 9/08/16		585	603,447
3.13%, 7/16/22		250	257,232

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2012	6

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Wireless Telecommunication Services (concluded)
American Tower Corp.:
4.50%, 1/15/18	USD	450	$482,599
5.90%, 11/01/21		295	334,523
Cricket Communications, Inc.,
7.75%, 5/15/16		155	164,300
Crown Castle International Corp.,
9.00%, 1/15/15		210	229,031
Crown Castle Towers LLC (a):
5.50%, 1/15/37		275	307,109
6.11%, 1/15/40		300	353,282
Digicel Group Ltd., 8.25%,
9/01/17 (a)		125	130,938
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13		63	63,236
SBA Telecommunications, Inc.,
5.75%, 7/15/20 (a)		58	61,045
SBA Tower Trust, 5.10%, 4/15/42 (a)		1,000	1,093,768
Sprint Capital Corp., 6.88%,
11/15/28		230	205,850
Sprint Nextel Corp. (a):
9.00%, 11/15/18		540	630,450
7.00%, 3/01/20		620	675,800

			5,592,610

Total Corporate Bonds – 110.2%			126,427,637

Floating Rate Loan Interests – 0.1% (b)

Oil, Gas & Consumable Fuels – 0.1%
Chesapeake Energy Corp.,
Unsecured Term Loan, 8.50%,
12/01/17		135	134,607

Municipal Bonds – 0.9%
Metropolitan Transportation Authority,
RB, Build America Bonds, 6.55%,
11/15/31		800	1,028,736

Preferred Securities

Capital Trusts

Capital Markets – 4.8%
Ameriprise Financial, Inc., 7.52%,
6/01/66 (b)		500	540,750
RBS Capital Trust I, 4.71% (b)(e)		300	181,500
RBS Capital Trust II, 6.43% (b)(e)		625	471,875

		Par (000)	Value
Capital Trusts
Capital Markets (concluded)
State Street Capital Trust III,
5.46% (b)(e)	USD	725	$728,915
State Street Capital Trust IV,
1.47%, 6/15/37 (b)		4,740	3,535,357

			5,458,397

Commercial Banks – 2.2%
Barclays Bank Plc (a)(b)(e):
5.93%		425	387,813
7.43%		150	149,691
BNP Paribas, 7.20% (a)(b)(c)(e)		300	271,800
Credit Agricole SA, 8.38%
(a)(b)(c)(e)		350	306,250
Dresdner Funding Trust I, 8.15%,
6/30/31 (a)		280	228,200
M&T Capital Trust II, 8.28%,
6/01/27		910	923,590
National City Preferred Capital
Trust I, 12.00% (b)(e)		300	308,826

			2,576,170

Diversified Financial Services – 1.9%
JPMorgan Chase Capital XXIII,
1.47%, 5/15/47 (b)		3,085	2,139,037

Electric Utilities – 0.4%
PPL Capital Funding, 6.70%,
3/30/67 (b)		500	511,250

Insurance – 8.3%
Ace Capital Trust II, 9.70%,
4/01/30 (c)		500	705,000
The Allstate Corp., 6.50%,
5/15/67 (b)		500	515,000
American International Group, Inc.,
8.18%, 5/15/68 (b)		225	256,500
AXA SA, 6.38% (a)(b)(e)		1,000	812,500
The Chubb Corp., 6.38%,
3/29/67 (b)(c)		500	522,500
Great-West Life & Annuity
Insurance Co., 7.15%,
5/16/46 (a)(b)		500	495,000
Liberty Mutual Group, Inc.,
10.75%, 6/15/88 (a)(b)		500	692,500
Lincoln National Corp., 7.00%,
5/17/66 (b)		500	496,250
MetLife, Inc., 6.40%, 12/15/66		500	522,238
Mitsui Sumitomo Insurance Co.,
Ltd., 7.00%, 3/15/72 (a)(b)		320	337,359
Northwestern Mutual Life
Insurance, 6.06%,
3/30/40 (a)(c)		900	1,169,165
Reinsurance Group of America,
6.75%, 12/15/65 (b)		700	662,427
Swiss Re Capital I LP,
6.85% (a)(b)(e)		450	440,107

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2012	7

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Capital Trusts
Insurance (concluded)
ZFS Finance (USA), Trust II, 6.45%,
12/15/65 (a)(b)	USD	1,800	$1,854,000

			9,480,546

Multi-Utilities – 0.9%
Dominion Resources Capital
Trust I, 7.83%, 12/01/27		500	512,499
Dominion Resources, Inc., 7.50%,
6/30/66 (b)		500	540,000

			1,052,499

Oil, Gas & Consumable Fuels – 1.2%
Enterprise Products Operating LLC,
8.38%, 8/01/66 (b)		825	903,375
TransCanada PipeLines Ltd.,
6.35%, 5/15/67 (b)		500	521,942

			1,425,317

Total Capital Trusts – 19.7%			22,643,216

Preferred Stocks	Shares
Aerospace & Defense – 0.1%
United Technologies Corp.,
7.50% (g)		1,900	100,225

Auto Components – 0.1%
Dana Holding Corp., 4.00% (a)		1,000	113,625

Diversified Financial Services – 0.4%
Ally Financial, Inc., 7.00% (a)		550	494,244

Thrifts & Mortgage Finance – 0.0%
Fannie Mae, Series S, 8.25% (b)(h)		3,000	5,580
Freddie Mac, Series Z, 8.38% (b)(h)		3,000	6,000

			11,580

Wireless Telecommunication Services – 2.9%
Centaur Funding Corp., 9.08% (a)		2,720	3,260,600

Total Preferred Stocks – 3.5%			3,980,274

Trust Preferreds

Diversified Financial Services – 0.3%
GMAC Capital Trust I, Series 2,
8.13% (b)		13,680	333,518

	Shares		Value
Trust Preferreds
Machinery – 0.3%
Stanley Black & Decker, Inc., 5.75%,		15,000	$378,150

Total Trust Preferreds – 0.6%			711,668

Total Preferred Securities – 23.8%			27,335,158

US Government Sponsored Agency Securities – 0.3%	Par (000)
Fannie Mae, 2.61%, 10/09/19 (c)(i)	USD	390	323,661

US Treasury Obligations

US Treasury Bonds (c):
3.75%, 8/15/41		236	294,742
3.13%, 11/15/41		415	462,725
3.00%, 5/15/42		800	870,000
US Treasury Notes:
0.88%, 12/31/16 (c)		901	915,078
0.63%, 5/31/17 (c)		225	225,545
1.75%, 5/15/22		25	25,590

Total US Treasury Obligations – 2.4%			2,793,680

Total Long-Term Investments (Cost – $ 147,711,230) – 139.2%			159,713,392

Short-Term Securities	Shares
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.15% (j)(k)		549,202	549,202

Total Short-Term Securities (Cost – $ 549,202) – 0.5%			549,202

Options Purchased	Notional Amount (000)
Over-the-Counter Interest Rate Call Swaptions – 0.1%
Pay a fixed rate of 2.36% and receive a floating rate based on
3-month LIBOR, Expires
10/17/12, Broker Barclays Plc	USD	100	3,535

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2012	8

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW) (Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Purchased
Over-the-Counter Interest Rate Call Swaptions (concluded)
Pay a fixed rate of 0.71% and receive a floating rate based on 3-month
LIBOR, Expires 6/28/13, Broker
Deutsche Bank AG	USD	8,700	$48,616
Pay a fixed rate of 1.16% and receive a floating rate based on 3-month
LIBOR, Expires 7/11/13, Broker
Citigroup, Inc.		1,900	25,106

			77,257

Over-the-Counter Interest Rate Put Swaptions – 0.1%
Pay a fixed rate of 2.36% and receive a floating rate based on 3-month
LIBOR, Expires 10/17/12, Broker
Barclays Plc		100	3,837
Pay a fixed rate of 0.71% and receive a floating rate based on 3-month
LIBOR, Expires 6/28/13, Broker
Deutsche Bank AG		8,700	15,264
Pay a fixed rate of 1.16% and receive a floating rate based on 3-month
LIBOR, Expires 7/11/13, Broker
Citigroup, Inc.		1,900	19,305
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month
LIBOR, Expires 9/16/13, Broker
Credit Suisse Group AG	EUR	1,300	5,745
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month
LIBOR, Expires 10/21/13, Broker
Deutsche Bank AG		1,300	7,166
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month
LIBOR, Expires 12/12/13, Broker
Credit Suisse Group AG	USD	900	6,620
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month
LIBOR, Expires 2/02/17, Broker
Deutsche Bank AG		1,200	27,216

			85,153

Total Options Purchased (Cost – $ 242,432) – 0.2%			162,410

Total Investments Before Options Written (Cost – $ 148,502,864*) – 139.9%			160,425,004

	Notional Amount (000)		Value
Options Written
Over-the-Counter Interest Rate Call Swaptions – (0.0)%
Pay a fixed rate of 2.34% and receive a floating rate based on 3-month
LIBOR, Expires 5/07/13, Broker
Morgan Stanley	USD	200	$(12,192)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month
LIBOR, Expires 5/08/14, Broker
Citigroup, Inc.		600	(10,554)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month
LIBOR, Expires 7/11/14, Broker
Credit Suisse Group AG		2,000	(14,197)

			(36,943)

Over-the-Counter Interest Rate Put Swaptions – (0.1)%
Receive a fixed rate of 2.34% and pay a floating rate based on 3-month
LIBOR, Expires 5/07/13, Broker
Morgan Stanley		200	(2,295)
Receive a fixed rate of 2.40% and pay a floating rate based on 3-month
LIBOR, Expires 5/08/14, Broker
Citigroup, Inc.		600	(4,167)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month
LIBOR, Expires 7/11/14, Broker
Credit Suisse Group AG		2,000	(23,690)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month
LIBOR, Expires 2/02/17, Broker
Deutsche Bank AG		2,400	(27,465)

			(57,617)

Total Options Written (Premiums Received – $113,530) – (0.1)%			(94,560)

Total Investments, Net of Options Written – 139.8%			160,330,444
Liabilities in Excess of Other Assets – (39.8)%			(45,604,574)

Net Assets – 100.0%			$114,725,870

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$148,424,518

Gross unrealized appreciation	$13,472,999
Gross unrealized depreciation	(1,472,513)

Net unrealized appreciation	$12,000,486

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2012	9

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(g)	Convertible security.
(h)	Non-income producing security.
(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(j)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Net Activity	Shares Held at July 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,362,932	(813,730)	549,202	$1,129

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
Fannie Mae	Federal National Mortgage Association
FKA	Formerly Known As
Freddie Mac	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
USD	US Dollar

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of July 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
UBS Securities LLC	(1.25%)	2/02/12	Open	$122,115	$122,887
UBS Securities LLC	0.38%	2/28/12	Open	2,383,393	2,379,500
UBS Securities LLC	0.35%	2/28/12	Open	2,511,779	2,508,000
UBS Securities LLC	0.32%	3/13/12	Open	545,182	544,500
UBS Securities LLC	0.35%	3/23/12	Open	92,498	92,380
UBS Securities LLC	0.10%	4/16/12	Open	174,052	174,000
Barclays Capital, Inc.	0.35%	4/18/12	Open	3,332,273	3,328,875
UBS Securities LLC	0.34%	4/23/12	Open	924,347	923,475
Credit Suisse Securities (USA) LLC	0.35%	4/23/12	Open	602,830	602,250
UBS Securities LLC	0.35%	4/23/12	Open	374,777	374,413
Deutsche Bank Securities, Inc.	0.12%	4/24/12	Open	908,058	907,758
UBS Securities LLC	0.34%	4/24/12	Open	332,811	332,500
Barclays Capital, Inc.	0.35%	4/25/12	Open	1,352,788	1,351,500
BNP Paribas Securities Corp.	0.37%	4/25/12	Open	1,017,023	1,016,000

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2012	10

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)

•	Reverse repurchase agreements outstanding as of July 31, 2012 (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
BNP Paribas Securities Corp.	0.23%	4/25/12	Open	$311,211	$311,025
BNP Paribas Securities Corp.	0.19%	4/25/12	Open	265,932	265,795
UBS Securities LLC	0.35%	4/26/12	Open	1,265,067	1,263,875
UBS Securities LLC	0.38%	4/26/12	Open	6,815,571	6,808,600
UBS Securities LLC	0.25%	4/26/12	Open	246,166	246,000
UBS Securities LLC	0.00%	5/07/12	Open	93,437	93,437
UBS Securities LLC	0.38%	5/10/12	Open	505,567	505,124
UBS Securities LLC	0.25%	5/10/12	Open	193,827	193,715
UBS Securities LLC	0.34%	5/11/12	Open	988,265	987,500
Credit Suisse Securities (USA) LLC	0.35%	5/15/12	Open	389,795	389,500
Deutsche Bank Securities, Inc.	(1.00%)	5/16/12	Open	97,541	97,750
Credit Suisse Securities (USA) LLC	0.35%	5/18/12	Open	567,864	567,450
Deutsche Bank Securities, Inc.	0.19%	5/29/12	Open	439,011	438,863
UBS Securities LLC	0.34%	5/31/12	Open	780,457	780,000
Credit Suisse Securities (USA) LLC	0.35%	6/04/12	Open	402,290	402,063
Deutsche Bank Securities, Inc.	(1.50%)	6/07/12	Open	27,673	27,737
Deutsche Bank Securities, Inc.	(1.50%)	6/11/12	Open	19,708	19,750
Merrill Lynch	0.20%	6/12/12	Open	214,253	214,194
Credit Suisse Securities (USA) LLC	(0.25%)	6/28/12	Open	255,790	255,850
Deutsche Bank Securities, Inc.	(2.00%)	7/02/12	Open	102,729	102,900
Credit Suisse Securities (USA) LLC	0.35%	7/03/12	Open	632,678	632,500
Credit Suisse Securities (USA) LLC	0.35%	7/12/12	Open	478,668	478,575
Credit Suisse Securities (USA) LLC	0.35%	7/13/12	Open	814,200	814,050
Credit Suisse Securities (USA) LLC	0.35%	7/16/12	Open	1,174,370	1,174,187
Barclays Capital, Inc.	0.35%	7/25/12	Open	678,061	678,015
UBS Securities LLC	0.33%	7/25/12	Open	2,183,300	2,183,160
Credit Suisse Securities (USA) LLC	0.38%	7/26/12	Open	6,191,761	6,191,369
Credit Suisse Securities (USA) LLC	0.30%	7/26/12	Open	1,387,819	1,387,750
Credit Suisse Securities (USA) LLC	0.35%	7/26/12	Open	3,041,369	3,041,192
BNP Paribas Securities Corp.	0.15%	7/27/12	Open	880,018	880,000
Credit Suisse Securities (USA) LLC	0.35%	7/27/12	Open	615,967	615,937
Credit Suisse Securities (USA) LLC	0.35%	7/31/12	Open	918,009	918,000

Total				$47,652,300	$47,623,901

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2012	11

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)

—	Financial futures contracts purchased as of July 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation

71	5-Year US Treasury Note	Chicago Board of Trade	September 2012	USD	8,859,469	$ 75,303

—	Financial futures contracts sold as of July 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation

1	Euro-Bund	Eurex	September 2012	EUR	177,879	$ (1,441)
115	10-Year US Treasury Note	Chicago Board of Trade	September 2012	USD	15,485,469	(221,342)
10	30-Year US Treasury Bond	Chicago Board of Trade	September 2012	USD	1,510,312	(38,365)
33	Ultra Long Term US	Chicago Board of Trade	September 2012	USD	5,692,500	(263,900)
	Treasury Bond

Total						$ (525,048)

—	Foreign currency exchange contracts as of July 31, 2012 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Depreciation

USD 193,095	EUR 157,500	Citibank NA	10/22/12	$ (1,057)

—	Credit default swaps on single-name issues - buy protection outstanding as of July 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Southwest Airlines Co.	1.00%	Goldman Sachs Capital Markets LP	12/20/16	USD	280	$ (8,713)
Southwest Airlines Co.	1.00%	Royal Bank of Scotland Plc	12/20/16	USD	280	(9,742)
Time Warner Inc.	1.00%	Credit Suisse Securities (USA) LLC	3/20/17	USD	1,700	(806)
STMicroelectronics NV	1.00%	Barclays Capital, Inc.	6/20/17	EUR	285	(1,323)
General Dynamic Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	USD	390	(1,407)
Hewlett-Packard Co.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	USD	190	5,350
Lockheed Martin Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	USD	390	(2,317)
Northrop Grumman Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	USD	325	(1,503)
Raytheon Co.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	USD	325	(1,340)
Viacom, Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	USD	850	(3,273)
Cigna Corp.	1.00%	Goldman Sachs & Co.	9/20/17	USD	525	(411)
Humana, Inc.	1.00%	Goldman Sachs & Co.	9/20/17	USD	525	1,443
Hewlett-Packard Co.	1.00%	JP Morgan Chase & Co.	9/20/17	USD	600	13,570

Total						$ (10,472)

—	Credit default swaps on single-name issues - sold protection outstanding as of July 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

Anadarko Petroleum Corp.	1.00%	Credit Suisse Securities (USA) LLC	6/20/17	BBB-	USD	245	$ 4,966
Anadarko Petroleum Corp.	1.00%	Morgan Stanley & Co., Inc.	6/20/17	BBB-	USD	10	254
Comcast Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	BBB+	USD	850	1,974
DIRECTV Holdings LLC	1.00%	Credit Suisse Securities (USA) LLC	3/20/17	BBB	USD	1,700	42,177
United Health Group, Inc.	1.00%	Goldman Sachs & Co.	9/20/17	A-	USD	525	(279)
Wellpoint, Inc.	1.00%	Goldman Sachs & Co.	9/20/17	A-	USD	525	(86)

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2012	12

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)

—	Credit default swaps on single-name issues - sold protection outstanding as of July 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	A-	USD	200	$ (5,466)

Total							$ 43,540

[1]	Using Standard & Poor’s rating.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

—	Interest rate swaps outstanding as of July 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

1.18%[3]	3-month LIBOR	Deutsche Bank AG	4/11/17	USD	4,900	$ (99,924)
1.10%[3]	3-month LIBOR	JPMorgan Chase & Co.	5/22/17	USD	6,600	(104,790)
1.10%[3]	3-month LIBOR	Deutsche Bank AG	5/29/17	USD	100	(1,615)
4.03%[3]	3-month LIBOR	UBS AG	4/18/22	USD	900	(171,242)
2.06%[4]	3-month LIBOR	Credit Suisse Securities (USA) LLC	5/08/22	USD	700	30,661
1.80%[4]	3-month LIBOR	Citibank NA	6/01/22	USD	300	5,831
2.48%[3]	3-month LIBOR	Credit Suisse Securities (USA) LLC	7/05/42	USD	500	(13,923)
2.26%[3]	3-month LIBOR	Goldman Sachs & Co.	7/26/42	USD	300	6,679

Total						$ (348,323)

[3]	Trust pays a fixed rate and receives floating rate.
[4]	Trust pays a floating rate and receives fixed rate.

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long Term Investments
Asset-Backed Securities	–	$1,122,288	$547,625	$1,669,913
Corporate Bonds	–	125,573,762	853,875	126,427,637
Floating Rate Loan Interests	–	134,607	–	134,607
Municipal Bonds	–	1,028,736	–	1,028,736
Preferred Securities	$445,323	26,889,835	–	27,335,158
US Government Sponsored Agency Securities	–	323,661	–	323,661
US Treasury Obligations	–	2,793,680	–	2,793,680
Short-Term Securities	549,202	–	–	549,202

Total	$994,525	$157,866,569	$1,401,500	$160,262,594

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2012	13

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$ 75,303	$ 162,410	–	$ 237,713
Credit contracts	–	112,905	–	112,905
Liabilities:
Interest rate contracts	(525,048)	(94,560)	–	(619,608)
Foreign currency exchange contracts	–	(1,057)	–	(1,057)
Credit contracts	–	(428,160)	–	(428,160)

Total	$ (449,745)	$ (248,462)	–	$ (698,207)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged as collateral for financial futures contracts	$ 345,000	–	–	$ 345,000
Cash pledged as collateral for Swaps	100,000	–	–	100,000
Foreign currency	184	–	–	184
Liabilities:
Reverse Repurchase Agreements	–	$ (47,623,901)	–	(47,623,901)

Total	$ 445,184	$ (47,623,901)	–	$ (47,178,717)

There were no transfers between Level 1 and Level 2 during the period ended July 31, 2012.

Certain of the Trust’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Total

Assets:
Opening Balance, as of October 31, 2011	$503,750	$858,000	$1,361,750
Transfers into Level 3[1]	–	–	–
Transfers out of Level 3[1]	–	–	–
Accrued discounts/premiums	13,298	–	13,298
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation/depreciation[2]	30,577	(4,125)	26,452
Purchases	–	–	–
Sales	–	–	–

Closing Balance, as of July 31, 2012	$ 547,625	$ 853,875	$ 1,401,500

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[2]	The change in unrealized appreciation/depreciation on investments still held as of July 31, 2012 was $26,452.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts

Assets:
Opening Balance, as of October 31, 2011	$ 1,175
Transfers into Level 3[1]	–
Transfers out of Level 3[1]	–
Accrued discounts/premium	–
Net realized gain (loss)	–
Net change in unrealized appreciation/depreciation[3]	(1,175)
Purchases	–
Issues[4]	–
Sales	–
Settlements[5]	–

Closing Balance, as of July 31, 2012	$ –

[3]	The change in unrealized appreciation/depreciation on derivative financial instruments still held as of July 31, 2012 was $0.
[4]	Issues represent upfront cash received on certain derivative financial instruments.
[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JULY 31, 2012	14

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

     Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust I, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Credit Allocation Income Trust I, Inc.

Date:	September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Credit Allocation Income Trust I, Inc.

Date:	September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Credit Allocation Income Trust I, Inc.

Date:	September 25, 2012